UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-2454

                       OPPENHEIMER MONEY MARKET FUND, INC.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
           ----------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: JULY 31

            Date of reporting period: AUGUST 1, 2003 - JULY 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS.

--------------------------------------------------------------------------------
NOTES
--------------------------------------------------------------------------------

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

THE FUND'S INVESTMENT STRATEGY, ALLOCATIONS, AND FOCUS CAN CHANGE OVER TIME. THE MENTION OF SPECIFIC FUND HOLDINGS DOES NOT CONSTITUTE A RECOMMENDATION BY OPPENHEIMERFUNDS, INC.

INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT
WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.


                     8 |OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended July 31, 2004.

ACTUAL EXPENSES. The "actual" lines of the table provide information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the "actual" line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The "hypothetical" lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions described in the Statement of Additional Information). Therefore, the "hypothetical" lines of the table are useful in comparing ongoing


                     9 | OPPENHEIMER MONEY MARKET FUND, INC.

FUND EXPENSES
--------------------------------------------------------------------------------

costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                             BEGINNING        ENDING
                             ACCOUNT          ACCOUNT         EXPENSES PAID
                             VALUE            VALUE           DURING 6 MONTHS
                             (2/1/04)         (7/31/04)       ENDED 7/31/04
--------------------------------------------------------------------------------
Actual                       $1,000.00        $1,002.20       $3.58
--------------------------------------------------------------------------------
Hypothetical                  1,000.00         1,021.28        3.62

Hypothetical assumes 5% annual return before expenses. Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). The expense ratio for the 6-month period ended July 31, 2004 is as follows:

          EXPENSE RATIO
-----------------------
              0.72%


                     10 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS July 31, 2004
--------------------------------------------------------------------------------

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT--15.4%
--------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT--1.7%
Wells Fargo Bank NA:
1.30%, 8/6/04                                 $20,000,000         $   20,000,000
1.31%, 8/13/04                                 10,000,000             10,000,000
                                                                  --------------
                                                                      30,000,000

--------------------------------------------------------------------------------
YANKEE CERTIFICATES OF DEPOSIT--13.7%
BNP Paribas, New York:
1.341%, 6/22/05 1                              10,000,000              9,995,967
1.39%, 8/5/04                                  18,000,000             18,000,535
--------------------------------------------------------------------------------
Calyon, New York,
1.54%, 10/19/04                                35,000,000             35,000,000
--------------------------------------------------------------------------------
Canadian Imperial
Bank of Commerce
NY, 1.39%, 6/28/05 1                           20,000,000             19,994,524
--------------------------------------------------------------------------------
HBOS Treasury
Services, New York:
1.085%, 8/9/04                                 15,000,000             15,000,000
1.285%, 9/17/04                                16,000,000             16,000,000
1.65%, 10/29/04                                13,000,000             13,000,000
--------------------------------------------------------------------------------
Lloyds TSB Bank plc,
New York, 1.39%,
9/24/04                                        30,000,000             30,000,000
--------------------------------------------------------------------------------
Nordea Bank Finland
plc, New York Branch,
1.395%, 6/29/05 1                              12,000,000             11,996,156
--------------------------------------------------------------------------------
Societe Generale,
New York, 1.31%,
6/14/05 1                                      33,000,000             32,991,342
--------------------------------------------------------------------------------
UBS AG Stamford CT:
1.255%, 9/13/04                                25,000,000             25,000,149
1.26%, 9/16/04                                 20,000,000             20,000,127
--------------------------------------------------------------------------------
                                                                     246,978,800
                                                                  --------------
Total Certificates of Deposit
(Cost $276,978,800)                                                  276,978,800

--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS--7.9%
--------------------------------------------------------------------------------
AB SPINTAB, 1.09%,
8/5/04                                         10,000,000              9,998,789
--------------------------------------------------------------------------------
Calyon North
America, Inc.,
1.40%, 9/9/04                                   7,000,000              6,989,383


                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
DIRECT BANK OBLIGATIONS Continued
--------------------------------------------------------------------------------
Deutsche Bank
Financial LLC,
1.12%, 8/19/04                                $10,000,000           $  9,994,400
--------------------------------------------------------------------------------
DnB NOR Bank ASA:
1.24%, 8/12/04                                  7,500,000              7,497,158
1.315%, 9/2/04                                 18,000,000             17,978,960
--------------------------------------------------------------------------------
Governor & Co. of
the Bank of Ireland,
1.08%, 8/6/04 2                                 9,000,000              8,998,650
--------------------------------------------------------------------------------
HBOS Treasury
Services:
1.095%, 8/6/04                                  5,000,000              4,999,240
1.10%, 8/4/04                                  10,000,000              9,999,083
1.35%, 9/10/04                                  4,900,000              4,892,650
--------------------------------------------------------------------------------
LaSalle Bank NA,
1.14%, 8/25/04                                 15,000,000             15,000,000
--------------------------------------------------------------------------------
Nationwide Building
Society, 1.32%,
8/20/04                                        10,000,000              9,993,033
--------------------------------------------------------------------------------
Nordea North
America, Inc.,
1.60%, 10/14/04                                15,000,000             14,950,667
--------------------------------------------------------------------------------
Toronto Dominion
Holdings, Inc.,
1.42%, 9/22/04                                 20,000,000             19,958,978
                                                                  --------------
Total Direct Bank Obligations
(Cost $141,250,991)                                                  141,250,991

--------------------------------------------------------------------------------
SHORT-TERM NOTES--72.7%
--------------------------------------------------------------------------------
ASSET-BACKED--23.5%
Eiffel Funding LLC,
1.13%, 8/2/04 2                                17,900,000             17,899,438
--------------------------------------------------------------------------------
FCAR Owner Trust I:
1.61%, 10/15/04                                41,100,000             40,963,906
1.61%, 10/18/04                                10,000,000              9,965,117
--------------------------------------------------------------------------------
Gotham Funding Corp.:
1.37%, 8/11/04 2                               10,000,000              9,996,194
1.38%, 8/9/04 2                                 4,639,000              4,637,577
1.40%, 8/5/04 2                                19,000,000             18,997,044
1.44%, 8/25/04 2                               15,000,000             14,985,600
1.70%, 10/29/04 2                               4,769,000              4,748,957


                    11 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
ASSET-BACKED Continued
GOVCO Inc.:
1.55%, 10/19/04 2                             $15,000,000         $   14,948,979
1.58%, 10/21/04 2                              14,744,000             14,691,585
1.59%, 10/25/04 2                              20,000,000             19,924,917
--------------------------------------------------------------------------------
Legacy Capital LLC:
1.36%, 8/12/04 2                               25,000,000             24,989,611
1.36%, 9/2/04 2                                15,000,000             14,981,200
--------------------------------------------------------------------------------
Lexington Parker
Capital Co. LLC,
1.16%, 8/3/04 2                                21,700,000             21,698,609
--------------------------------------------------------------------------------
Neptune Funding
Corp.:
1.23%, 8/12/04 2                               10,100,000             10,095,803
1.40%, 8/16/04 2                               25,000,000             24,985,417
1.40%, 8/19/04 2                               17,000,000             16,988,100
--------------------------------------------------------------------------------
New Center Asset
Trust, 1.60%, 10/7/04                          15,000,000             14,955,333
--------------------------------------------------------------------------------
Perry Global Funding
LLC, Series A, 1.55%,
10/21/04 2                                     15,000,000             14,947,688
--------------------------------------------------------------------------------
Regency Markets
No. 1 LLC, 1.28%,
8/20/04 2                                      35,000,000             34,975,986
--------------------------------------------------------------------------------
Solitaire Funding
LLC, 1.27%, 8/16/04 2                          10,000,000              9,994,708
--------------------------------------------------------------------------------
Thornburg Mortgage
Capital Resources,
1.685%, 11/1/04 2                              25,000,000             24,904,049
--------------------------------------------------------------------------------
Victory Receivables
Corp., 1.55%,
10/12/04 2                                     36,136,000             36,023,978
                                                                  --------------
                                                                     421,299,796

--------------------------------------------------------------------------------
CAPITAL MARKETS--15.1%
Banc of America
Securities LLC,
1.40%, 8/2/04 1                                50,000,000             50,000,000
--------------------------------------------------------------------------------
Bear Stearns Cos.,
Inc., 1.29%, 8/10/04                           10,000,000              9,996,775
--------------------------------------------------------------------------------
Citigroup Global
Markets Holdings, Inc.:
1.34%, 8/19/04                                 25,000,000             24,983,250
1.52%, 10/18/04                                30,000,000             29,901,200
1.555%, 10/22/04                                5,000,000              4,982,290


                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
CAPITAL MARKETS Continued
Goldman Sachs Group, Inc.:
1.22%, 8/23/04 3                              $10,000,000           $ 10,000,000
1.25%, 10/20/04 3                              19,000,000             19,000,000
1.39%, 9/20/04 3                               10,000,000             10,000,000
1.68%, 10/18/04 3                              15,000,000             15,000,000
--------------------------------------------------------------------------------
Lehman Brothers,
Inc., 1.38%, 12/15/04 1                        25,000,000             25,000,000
--------------------------------------------------------------------------------
Morgan Stanley:
1.25%, 8/27/04 1                               35,400,000             35,400,000
1.40%, 8/27/04                                  4,800,000              4,795,147
--------------------------------------------------------------------------------
Wachovia Securities
LLC, 1.47%, 12/22/04 1                         33,000,000             33,000,000
                                                                  --------------
                                                                     272,058,662

--------------------------------------------------------------------------------
COMMERCIAL BANKS--2.5%
Bank of America
Corp., 1.60%,
10/26/04                                       35,000,000             34,866,222
--------------------------------------------------------------------------------
J.P. Morgan Chase
& Co., 1.30%,
8/12/04                                        10,000,000              9,996,028
                                                                  --------------
                                                                      44,862,250

--------------------------------------------------------------------------------
COMMERCIAL FINANCE--4.0%
American Express
Credit Corp., Series B,
1.51%, 12/16/04 1                              10,000,000             10,005,600
--------------------------------------------------------------------------------
Caterpillar Financial
Services Corp.,
Series F, 1.70%,
1/14/05 1                                      15,500,000             15,509,899
--------------------------------------------------------------------------------
Countrywide Home
Loans, 1.37%, 8/2/04                           45,900,000             45,898,215
                                                                  --------------
                                                                      71,413,714

--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.4%
UT Telecommunication
Open Infrastructure
Agency RB, 1.45%,
9/1/04 1                                        7,000,000              7,000,000
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--5.9%
General Electric Capital Corp.:
1.29%, 9/8/04                                  20,000,000             19,972,767
1.34%, 9/7/04                                  15,000,000             14,979,342


                    12 | OPPENHEIMER MONEY MARKET FUND, INC.

                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES Continued
General Electric Capital Services:
1.30%, 9/9/04                                 $10,000,000         $    9,985,917
1.51%, 10/8/04                                 16,000,000             15,954,364
--------------------------------------------------------------------------------
Household Finance
Corp.:
1.54%, 10/22/04                                15,000,000             14,947,383
1.60%, 10/13/04                                 4,800,000              4,784,427
--------------------------------------------------------------------------------
Prudential Funding
LLC:
1.12%, 8/4/04                                  13,000,000             12,998,787
1.62%, 10/28/04                                12,000,000             11,952,480
                                                                  --------------
                                                                     105,575,467

--------------------------------------------------------------------------------
INSURANCE--10.6%
ING America
Insurance Holdings,
Inc.:
1.62%, 10/27/04                                15,000,000             14,941,275
1.72%, 11/29/04                                35,000,000             34,799,335
--------------------------------------------------------------------------------
Jackson National Life
Global Funding,
Series 2004-6,
1.38%, 8/16/04 1,4                             17,500,000             17,500,000
--------------------------------------------------------------------------------
Jackson National
Life Insurance Co.:
1.36%, 3/1/05 1                                30,000,000             30,000,000
1.37%, 9/1/04 1                                 2,000,000              2,000,000
--------------------------------------------------------------------------------
Metropolitan Life
Global Funding I,
Series 2003-5, 1.39%,
8/15/04 1,3                                    18,000,000             18,000,000
--------------------------------------------------------------------------------
Prudential Insurance
Co. of America,
1.60%, 1/31/05 1                               25,000,000             25,000,000
--------------------------------------------------------------------------------
Security Life of
Denver Insurance Co.:
1.31%, 8/18/04 1                               14,000,000             14,000,000
1.46%, 10/27/04 1                              25,000,000             25,000,000
--------------------------------------------------------------------------------
United of Omaha
Life Insurance Co.,
1.46%, 8/2/04 1,3                              10,000,000             10,000,000
                                                                  --------------
                                                                     191,240,610

--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL--10.7%
Blue Spice LLC,
1.54%, 10/12/04 2                               3,900,000              3,887,988


                                                PRINCIPAL                  VALUE
                                                   AMOUNT             SEE NOTE 1
--------------------------------------------------------------------------------
SPECIAL PURPOSE FINANCIAL Continued
K2 (USA) LLC:
1.28%, 8/23/04 2                              $20,000,000           $ 19,984,356
1.44%, 6/30/05 1,4                             18,500,000             18,496,568
--------------------------------------------------------------------------------
LINKS Finance LLC:
1.35%, 10/15/04 1,4                            17,500,000             17,500,000
1.38%, 1/21/05 1,4                             10,000,000              9,999,057
1.41%, 8/25/04 1,4                             10,000,000              9,999,868
1.41%, 9/30/04 1,4                             15,000,000             14,999,508
--------------------------------------------------------------------------------
Parkland (USA) LLC:
1.36%, 10/15/04 1,4                            10,000,000              9,999,795
1.36%, 1/14/05 1,4                             20,000,000             19,999,090
--------------------------------------------------------------------------------
RACERS Trust,
Series 2004-6-MM,
1.426%, 8/23/04 1,4                            15,000,000             15,000,000
--------------------------------------------------------------------------------
Sigma Finance, Inc.:
1.33%, 12/6/04 1,4                             10,000,000              9,999,310
1.34%, 9/16/04 2                                7,000,000              6,988,014
1.35%, 12/15/04 1,4                            25,000,000             24,998,607
1.42%, 11/26/04 1,4                            11,000,000             10,999,474
                                                                  --------------
                                                                     192,851,635
                                                                  --------------
Total Short-Term Notes
(Cost $1,306,302,134)                                              1,306,302,134

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES--3.6%
--------------------------------------------------------------------------------
Federal Home Loan
Bank, 1.50%, 3/1/05                            10,000,000             10,000,000
--------------------------------------------------------------------------------
Federal National
Mortgage Assn.:
1.375%, 2/18/05                                13,000,000             13,000,000
1.55%, 5/4/05                                  10,000,000             10,000,000
1.60%, 5/13/05                                 10,000,000             10,000,000
--------------------------------------------------------------------------------
FNMA Master
Credit Facility,
1.61%, 10/1/04                                 22,500,000             22,438,619
                                                                  --------------
Total U.S. Government Agencies
(Cost $65,438,619)                                                    65,438,619

--------------------------------------------------------------------------------
TOTAL INVESTMENTS,
AT VALUE
(Cost $1,789,970,544)                                99.6%         1,789,970,544
--------------------------------------------------------------------------------
OTHER ASSETS
NET OF LIABILITIES                                    0.4              7,078,439
                                              ----------------------------------
NET ASSETS                                          100.0%        $1,797,048,983
                                              ==================================


                    13 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS

SHORT-TERM NOTES AND DIRECT BANK OBLIGATIONS ARE GENERALLY TRADED ON A DISCOUNT BASIS; THE INTEREST RATE SHOWN IS THE DISCOUNT RATE RECEIVED BY THE FUND AT THE TIME OF PURCHASE. OTHER SECURITIES NORMALLY BEAR INTEREST AT THE RATES SHOWN.

1. Represents the current interest rate for a variable or increasing rate security.

2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $395,274,448, or 22.00% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Directors.

3. Illiquid security. See Note 4 of Notes to Financial Statements.

4. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $179,491,277 or 9.99% of the Fund's net assets as of July 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS


                    14 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES July 31, 2004
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------
ASSETS
--------------------------------------------------------------------------------------------------------
Investments, at value (cost $1,789,970,544)--see accompanying statement of investments    $1,789,970,544
--------------------------------------------------------------------------------------------------------
Cash                                                                                           6,693,123
--------------------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of capital stock sold                                                                   8,162,545
Interest                                                                                       1,306,837
Other                                                                                            121,353
                                                                                          --------------
Total assets                                                                               1,806,254,402

--------------------------------------------------------------------------------------------------------
LIABILITIES
--------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Shares of capital stock redeemed                                                               7,633,138
Dividends                                                                                        421,149
Directors' compensation                                                                          413,652
Transfer and shareholder servicing agent fees                                                    341,605
Shareholder communications                                                                       225,280
Other                                                                                            170,595
                                                                                          --------------
Total liabilities                                                                              9,205,419

--------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                $1,797,048,983
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------------------------------

Par value of shares of capital stock                                                      $  179,698,119
--------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                 1,617,348,076
--------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                       2,788
                                                                                          --------------
NET ASSETS--applicable to 1,796,981,191 shares of capital stock outstanding               $1,797,048,983
                                                                                          ==============

--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                  $         1.00

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    15 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENT OF OPERATIONS For the Year Ended July 31, 2004

--------------------------------------------------------------------------------
INVESTMENT INCOME
--------------------------------------------------------------------------------
Interest                                                           $ 20,778,605

--------------------------------------------------------------------------------
EXPENSES
--------------------------------------------------------------------------------

Management fees                                                       7,541,850
--------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                         4,660,105
--------------------------------------------------------------------------------
Shareholder communications                                              440,113
--------------------------------------------------------------------------------
Directors' compensation                                                  91,692
--------------------------------------------------------------------------------
Custodian fees and expenses                                              22,101
--------------------------------------------------------------------------------
Other                                                                   478,365
                                                                   -------------
Total expenses                                                       13,234,226
Less reduction to custodian expenses                                     (3,643)
Less payments and waivers of expenses                                  (239,189)
                                                                     -----------
Net expenses                                                         12,991,394

--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 7,787,211
--------------------------------------------------------------------------------
NET REALIZED GAIN ON INVESTMENTS                                          2,788

--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $  7,789,999
                                                                   =============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    16 | OPPENHEIMER MONEY MARKET FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31,                                                               2004                 2003
------------------------------------------------------------------------------------------------------------
OPERATIONS
------------------------------------------------------------------------------------------------------------
Net investment income                                                   $     7,787,211     $    16,705,752
------------------------------------------------------------------------------------------------------------
Net realized gain                                                                 2,788             194,006
                                                                        ------------------------------------
Net increase in net assets resulting from operations                          7,789,999          16,899,758

------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------
Dividends from net investment income                                         (7,787,211)        (16,705,752)
------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                 --            (183,666)

------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
------------------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from capital stock transactions       (158,321,330)       (138,126,578)

------------------------------------------------------------------------------------------------------------
NET ASSETS
------------------------------------------------------------------------------------------------------------
Total decrease                                                             (158,318,542)       (138,116,238)
------------------------------------------------------------------------------------------------------------
Beginning of period                                                       1,955,367,525       2,093,483,763
------------------------------------------------------------------------------------------------------------
End of period                                                           $ 1,797,048,983     $ 1,955,367,525
                                                                        ====================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    17 | OPPENHEIMER MONEY MARKET FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

YEAR ENDED JULY 31                                    2004        2003         2002         2001         2000
---------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
---------------------------------------------------------------------------------------------------------------
Income from investment operations--net
investment income and net realized gain                 -- 1       .01          .02          .05          .05
---------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:
Dividends from net investment income                    -- 1      (.01)        (.02)        (.05)        (.05)
Distributions from net realized gain                    --          -- 1         -- 1         --           --
                                                    -----------------------------------------------------------
Total dividends and/or distributions
to shareholders                                         -- 1      (.01)        (.02)        (.05)        (.05)
---------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $ 1.00      $ 1.00       $ 1.00       $ 1.00       $ 1.00
                                                    ===========================================================

---------------------------------------------------------------------------------------------------------------
TOTAL RETURN 2                                        0.43%       0.84%        1.88%        5.32%        5.38%
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------
Net assets, end of period (in millions)             $1,797      $1,955       $2,093       $2,128       $1,812
---------------------------------------------------------------------------------------------------------------
Average net assets (in millions)                    $1,808      $2,014       $2,006       $1,968       $1,712
---------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 3
Net investment income                                 0.43%       0.83%        1.88%        5.14%        5.27%
Total expenses                                        0.73%       0.72%        0.79%        0.68%        0.78%
Expenses after payments and waivers
and reduction to custodian expenses                   0.72%        N/A 4       0.63%         N/A 4        N/A 4

1. Less than $0.005 per share.

2. Assumes an initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3. Annualized for periods of less than one full year.

4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                    18 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Money Market Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek the maximum current income that is consistent with stability of principal. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

--------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income to shareholders, therefore, no federal income or excise tax provision is required.

The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years for federal income tax purposes.

       UNDISTRIBUTED NET       UNDISTRIBUTED                 ACCUMULATED
       INVESTMENT INCOME      LONG-TERM GAIN       LOSS CARRYFORWARD 1,2
       -----------------------------------------------------------------
       $672,783                          $--                         $--

1. During the fiscal year ended July 31, 2004, the Fund did not utilize any capital loss carryforward.

2. During the fiscal year ended July 31, 2003, the Fund did not utilize any capital loss carryforward.

Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.


                    19 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

The tax character of distributions paid during the years ended July 31, 2004 and July 31, 2003 was as follows:

                                           YEAR ENDED         YEAR ENDED
                                        JULY 31, 2004      JULY 31, 2003
        ----------------------------------------------------------------
        Distributions paid from:
        Ordinary income                   $ 7,787,211        $16,705,752
        Long-term capital gain                     --            183,666
                                          ------------------------------
        Total                             $ 7,787,211        $16,889,418
                                          ==============================

--------------------------------------------------------------------------------
DIRECTORS' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent directors. Benefits are based on years of service and fees paid to each director during the years of service. During the year ended July 31, 2004, the Fund's projected benefit obligations were increased by $41,242 and payments of $28,366 were made to retired directors, resulting in an accumulated liability of $382,490 as of July 31, 2004.

      The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Director. The Fund purchases shares of the funds selected for deferral by the Director in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

--------------------------------------------------------------------------------
EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                    20 | OPPENHEIMER MONEY MARKET FUND, INC.

--------------------------------------------------------------------------------
2. SHARES OF CAPITAL STOCK

The Fund has authorized five billion shares of $.10 par value capital stock. Transactions in shares of capital stock were as follows:

                                         YEAR ENDED JULY 31, 2004                  YEAR ENDED JULY 31, 2003
                                      SHARES               AMOUNT               SHARES               AMOUNT
------------------------------------------------------------------------------------------------------------
Sold                           2,854,348,310      $ 2,854,348,310        3,243,493,493      $ 3,243,493,493
Dividends and/or
distributions reinvested           7,233,743            7,233,743           16,688,782           16,688,782
Redeemed                      (3,019,903,383)      (3,019,903,383)      (3,398,308,853)      (3,398,308,853)
                              ------------------------------------------------------------------------------
Net decrease                    (158,321,330)     $  (158,321,330)        (138,126,578)     $  (138,126,578)
                              ==============================================================================

--------------------------------------------------------------------------------
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.45% of the first $500 million of aggregate net assets, 0.425% of the next $500 million of net assets, 0.40% of the next $500 million of net assets, 0.375% of the next $1.5 billion of net assets, and 0.35% of average annual net assets in excess of $3.0 billion.

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended July 31, 2004, the Fund paid $4,536,046 to OFS for services to the Fund.

--------------------------------------------------------------------------------
PAYMENTS AND WAIVERS OF EXPENSES. OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees to 0.35% of average annual net assets of the Fund. During the year ended July 31, 2004, OFS waived $239,189. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
4. ILLIQUID SECURITIES

As of July 31, 2004, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of July 31, 2004 was $82,000,000, which represents 4.56% of the Fund's net assets.

--------------------------------------------------------------------------------
5. SUBSEQUENT EVENTS

LITIGATION. Three complaints have been filed as putative derivative and class actions against the Manager, OFS and the Distributor (collectively, "OppenheimerFunds"), as well as 51 of the Oppenheimer funds (collectively, the "Funds") excluding this Fund, and nine directors/trustees of certain of the Funds (collectively, the "Directors/Trustees"). The complaints allege that the Manager charged excessive fees for distribution and other costs, improperly used assets of the Funds in the form of directed brokerage commissions and 12b-1 fees to
                    21 | OPPENHEIMER MONEY MARKET FUND, INC.

NOTES TO FINANCIAL STATEMENTS Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. SUBSEQUENT EVENTS Continued

pay brokers to promote sales of the Funds, and failed to properly disclose the use of Fund assets to make those payments in violation of the Investment Company Act of 1940 and the Investment Advisers Act of 1940. The complaints further allege that by permitting and/or participating in those actions, the Directors/Trustees breached their fiduciary duties to Fund shareholders under the Investment Company Act of 1940 and at common law.

OppenheimerFunds believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to them, the Funds or the Directors/Trustees and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, OppenheimerFunds, the Funds and the Directors/Trustees believe that the allegations contained in the complaints are without merit and intend to defend these lawsuits vigorously.

--------------------------------------------------------------------------------
ADDITIONAL CLASS OF SHARES. Effective August 27, 2004, the Fund will offer Class Y shares.


                    22 | OPPENHEIMER MONEY MARKET FUND, INC.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER MONEY MARKET FUND, INC.:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Money Market Fund, Inc., including the statement of investments, as of July 31, 2004, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Money Market Fund, Inc. as of July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


KPMG LLP

Denver, Colorado
August 20, 2004 except as to the note entitled "Subsequent Events-Litigation," which is as of September 14, 2004


                    23 | OPPENHEIMER MONEY MARKET FUND, INC.

FEDERAL INCOME TAX INFORMATION Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
In early 2005, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

      None of the dividends paid by the Fund during the year ended July 31, 2004 are qualified dividend income or eligible for the corporate dividend-received deduction.

      The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q.
The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied and the SEC's Public Reference Room in Washington D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


                    24 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS Unaudited
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH        PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER
FUND, LENGTH OF SERVICE, AGE       TRUSTEESHIPS/DIRECTORSHIPS HELD BY DIRECTOR; NUMBER OF
                                   PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY DIRECTOR

INDEPENDENT                        THE ADDRESS OF EACH DIRECTOR IN THE CHART BELOW IS 6803 S.
DIRECTORS                          TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH DIRECTOR SERVES
                                   FOR AN INDEFINITE TERM, UNTIL HIS OR HER RESIGNATION,
                                   RETIREMENT, DEATH OR REMOVAL.

CLAYTON K. YEUTTER,                Of Counsel (since June 1993) Hogan & Hartson (a law firm); a
Chairman of the Board              director (since 2002) of Danielson Holding Corp. Formerly a
of Directors (since 2003);         director of Weyerhaeuser Corp. (1999-April 2004),
Director (since 1993)              Caterpillar, Inc. (1993-December 2002), ConAgra Foods
Age: 73                            (1993-2001), Texas Instruments (1993-2001) and FMC
                                   Corporation (1993-2001). Oversees 25 portfolios in the
                                   OppenheimerFunds complex.

ROBERT G. GALLI,                   A trustee or director of other Oppenheimer funds. Oversees
Director (since 1993)              35 portfolios in the OppenheimerFunds complex.
Age: 71

PHILLIP A. GRIFFITHS,              A director (since 1991) of the Institute for Advanced Study,
Director (since 2002)              Princeton, N.J., a director (since 2001) of GSI Lumonics, a
Age: 65                            trustee (since 1983) of Woodward Academy, a Senior Advisor
                                   (since 2001) of The Andrew W. Mellon Foundation. A member
                                   of: the National Academy of Sciences (since 1979), American
                                   Academy of Arts and Sciences (since 1995), American
                                   Philosophical Society (since 1996) and Council on Foreign
                                   Relations (since 2002). Formerly a director of Bankers Trust
                                   New York Corporation (1994-1999). Oversees 25 portfolios in the OppenheimerFunds complex.

JOEL W. MOTLEY,                    Director (since January 2002) Columbia Equity Financial
Director (since 2002)              Corp. (privately-held financial adviser); Managing Director
Age: 53                            (since January 2002) Carmona Motley, Inc. (privately-held
                                   financial adviser). Formerly a Managing Director of Carmona
                                   Motley Hoffman Inc. (privately-held financial adviser)
                                   (January 1998-December 2001). Oversees 25 portfolios in the
                                   OppenheimerFunds complex.

KENNETH A. RANDALL,                A director (since February 1972) of Dominion Resources, Inc.
Director (since 1987)              (electric utility holding company); formerly a director of
Age: 77                            Prime Retail, Inc. (real estate investment trust) and
                                   Dominion Energy, Inc. (electric power and oil & gas
                                   producer), President and Chief Executive Officer of The
                                   Conference Board, Inc. (international economic and business research) and a director of Lumbermens Mutual Casualty
                                   Company, American Motorists Insurance Company and American
                                   Manufacturers Mutual Insurance Company. Oversees 25
                                   portfolios in the OppenheimerFunds complex.

EDWARD V. REGAN,                   President, Baruch College, CUNY; a director of RBAsset (real
Director (since 1993)              estate manager); a director of OffitBank; formerly Trustee,
Age: 74                            Financial Accounting Foundation (FASB and GASB), Senior
                                   Fellow of Jerome Levy Economics Institute, Bard College,
                                   Chairman of Municipal Assistance Corporation for the City of
                                   New York, New York State Comptroller and Trustee of New York
                                   State and Local Retirement Fund. Oversees 25 investment
                                   companies in the OppenheimerFunds complex.

RUSSELL S. REYNOLDS, JR.,          Chairman (since 1993) of The Directorship Search Group, Inc.
Director (since 1989)              (corporate governance consulting and executive recruiting);
Age: 72                            a Life Trustee of International House (non-profit
                                   educational organization); a former trustee of The
                                   Historical Society of the Town of Greenwich. Oversees 25
                                   portfolios in the OppenheimerFunds complex.


                    25 | OPPENHEIMER MONEY MARKET FUND, INC.

DONALD W. SPIRO,                   Chairman Emeritus (since January 1991) of the Manager.
Vice Chairman of the               Formerly a director (January 1969-August 1999) of the
Board of Directors,                Manager. Oversees 25 portfolios in the OppenheimerFunds
Director (since 1987)              complex.
Age: 78

-----------------------------------------------------------------------------------------------
INTERESTED DIRECTOR                THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD
AND OFFICER                        FINANCIAL CENTER, 225 LIBERTY STREET, 11TH FLOOR, NEW YORK,
                                   NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM,
                                   UNTIL HIS RESIGNATION, DEATH OR REMOVAL.

JOHN V. MURPHY,                    Chairman, Chief Executive Officer and director (since June
President and Director             2001) and President (since September 2000) of the Manager;
(since 2001)                       President and a director or trustee of other Oppenheimer
Age: 55                            funds; President and a director (since July 2001) of
                                   Oppenheimer Acquisition Corp. (the Manager's parent holding company) and of Oppenheimer Partnership Holdings, Inc. (a
                                   holding company subsidiary of the Manager); a director
                                   (since November 2001) of OppenheimerFunds Distributor, Inc.
                                   (a subsidiary of the Manager); Chairman and a director
                                   (since July 2001) of Shareholder Services, Inc. and of
                                   Shareholder Financial Services, Inc. (transfer agent
                                   subsidiaries of the Manager); President and a director
                                   (since July 2001) of OppenheimerFunds Legacy Program (a
                                   charitable trust program established by the Manager); a
                                   director of the following investment advisory subsidiaries of the Manager: OFI Institutional Asset Management, Inc.,
                                   Centennial Asset Management Corporation, Trinity Investment
                                   Management Corporation and Tremont Capital Management, Inc.
                                   (since November 2001), HarbourView Asset Management
                                   Corporation and OFI Private Investments, Inc. (since July
                                   2001); President (since November 1, 2001) and a director
                                   (since July 2001) of Oppenheimer Real Asset Management,
                                   Inc.; Executive Vice President (since February 1997) of
                                   Massachusetts Mutual Life Insurance Company (the Manager's
                                   parent company); a director (since June 1995) of DLB
                                   Acquisition Corporation (a holding company that owns the
                                   shares of Babson Capital Management LLC); a member of the
                                   Investment Company Institute's Board of Governors (elected to serve from October 3, 2003 through September 30, 2006).
                                   Formerly, Chief Operating Officer (September 2000-June 2001)
                                   of the Manager; President and trustee (November
                                   1999-November 2001) of MML Series Investment Fund and
                                   MassMutual Institutional Funds (open-end investment
                                   companies); a director (September 1999-August 2000) of C.M.
                                   Life Insurance Company; President, Chief Executive Officer
                                   and director (September 1999-August 2000) of MML Bay State
                                   Life Insurance Company; a director (June 1989-June 1998) of
                                   Emerald Isle Bancorp and Hibernia Savings Bank (a
                                   wholly-owned subsidiary of Emerald Isle Bancorp). Oversees
                                   73 portfolios as Trustee/ Director and 10 portfolios as
                                   Officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------
OFFICERS                           THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS:
                                   FOR MR. ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
                                   11TH FLOOR, NEW YORK, NY 10281-1008, FOR MESSRS. VANDEHEY,
                                   WEISS AND WIXTED AND MS.WOLF, 6803 S. TUCSON WAY, CENTENNIAL,
                                   CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR
                                   UNTIL HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

BARRY D. WEISS,                    Vice President of the Manager (since July 2001) and of
Vice President (since 2001)        HarbourView Asset Management Corporation (since June 2003);
Age: 40                            an officer of 6 portfolios in the OppenheimerFunds complex.
                                   Formerly Assistant Vice President and Senior Credit Analyst
                                   of the Manager (February 2000-June 2001). Prior to joining the Manager in February 2000, he was Associate Director,
                                   Structured Finance, Fitch IBCA Inc. (April 1998 - February
                                   2000).


                      26 | OPPENHEIMER MONEY MARKET FUND, INC.

DIRECTORS AND OFFICERS Unaudited / Continued
--------------------------------------------------------------------------------

CAROL E. WOLF,                     Senior Vice President of the Manager (since June 2000) and
Vice President (since 1988)        of HarbourView Asset Management Corporation (since June
Age: 52                            2003); an officer of 6 portfolios in the OppenheimerFunds
                                   complex. Formerly Vice President of the Manager (June 1990 -
                                   June 2000).

BRIAN W. WIXTED,                   Senior Vice President and Treasurer (since March 1999) of
Treasurer (since 1999)             the Manager; Treasurer of HarbourView Asset Management
Age: 44                            Corporation, Shareholder Financial Services, Inc.,
                                   Shareholder Services, Inc., Oppenheimer Real Asset
                                   Management Corporation, and Oppenheimer Partnership
                                   Holdings, Inc. (since March 1999), of OFI Private
                                   Investments, Inc. (since March 2000), of OppenheimerFunds
                                   International Ltd. and OppenheimerFunds plc (since May
                                   2000), of OFI Institutional Asset Management, Inc. (since
                                   November 2000), and of OppenheimerFunds Legacy Program (a
                                   Colorado non-profit corporation) (since June 2003);
                                   Treasurer and Chief Financial Officer (since May 2000) of
                                   OFI Trust Company (a trust company subsidiary of the
                                   Manager); Assistant Treasurer (since March 1999) of
                                   Oppenheimer Acquisition Corp. Formerly Assistant Treasurer
                                   of Centennial Asset Management Corporation (March
                                   1999-October 2003) and OppenheimerFunds Legacy Program
                                   (April 2000-June 2003); Principal and Chief Operating
                                   Officer (March 1995-March 1999) at Bankers Trust
                                   Company-Mutual Fund Services Division. An officer of 83
                                   portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                    Executive Vice President (since January 2004) and General
Secretary (since 2001)             Counsel (since February 2002) of the Manager; General
Age: 56                            Counsel and a director (since November 2001) of the
                                   Distributor; General Counsel (since November 2001) of
                                   Centennial Asset Management Corporation; Senior Vice
                                   President and General Counsel (since November 2001) of
                                   HarbourView Asset Management Corporation; Secretary and
                                   General Counsel (since November 2001) of Oppenheimer
                                   Acquisition Corp.; Assistant Secretary and a director (since
                                   October 1997) of OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc; Vice President and a director (since
                                   November 2001) of Oppenheimer Partnership Holdings, Inc.; a
                                   director (since November 2001) of Oppenheimer Real Asset
                                   Management, Inc.; Senior Vice President, General Counsel and
                                   a director (since November 2001) of Shareholder Financial
                                   Services, Inc., Shareholder Services, Inc., OFI Private
                                   Investments, Inc. and OFI Trust Company; Vice President
                                   (since November 2001) of OppenheimerFunds Legacy Program;
                                   Senior Vice President and General Counsel (since November
                                   2001) of OFI Institutional Asset Management, Inc.; a
                                   director (since June 2003) of OppenheimerFunds (Asia)
                                   Limited. Formerly Senior Vice President (May 1985-December
                                   2003), Acting General Counsel (November 2001-February 2002)
                                   and Associate General Counsel (May 1981-October 2001) of the
                                   Manager; Assistant Secretary of Shareholder Services, Inc.
                                   (May 1985-November 2001), Shareholder Financial Services,
                                   Inc. (November 1989-November 2001); and OppenheimerFunds
                                   International Ltd. (October 1997-November 2001). An officer of 83 portfolios in the OppenheimerFunds complex.

MARK S. VANDEHEY,                  Senior Vice President and Chief Compliance Officer (since
Vice President and                 March 2004) of the Manager; Vice President (since June 1983)
Chief Compliance Officer           of OppenheimerFunds Distributor, Inc., Centennial Asset
(since 2004)                       Management Corporation and Shareholder Services, Inc.
Age: 53                            Formerly (until February 2004) Vice President and Director of Internal Audit of OppenheimerFunds, Inc. An officer of 83 portfolios in the Oppenheimer funds complex.

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.


                    27 | OPPENHEIMER MONEY MARKET FUND, INC.

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

         The Board of Directors of the registrant has determined that Edward V. Regan, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Regan as the Audit Committee's financial expert. Mr. Regan is an "independent" Director pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

         (a)      Audit Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed $38,000 in fiscal 2004 and $35,000 in fiscal 2003.

         (b)      Audit-Related Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

                  The principal accountant for the audit of the registrant's annual financial statements billed $39,500 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)      Tax Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $5,000 in fiscal 2003.

                  The principal accountant for the audit of the registrant's annual financial statements billed $6,000 in fiscal 2004 and no such fees in fiscal 2003 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)      All Other Fees

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees in fiscal 2004 and $475 in fiscal 2003.

                  The principal accountant for the audit of the registrant's annual financial statements billed no such fees during the last two fiscal years to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

                  Such  fees   would   include   consultations   regarding   the
                  registrant's retirement plan with respect to its directors.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

                  The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

                  Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

                  (2) 100%

         (f)      Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $45,500 in fiscal 2004 and $5,475 in fiscal 2003 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  SCHEDULE OF INVESTMENTS

         Not applicable

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         At a  meeting  of the  Board of  Directors  of the  registrant  held on
February 18, 2004, the Board adopted (1) a policy that, should the Board determine that a vacancy exists or is likely to exist on the Board, the Governance Committee of the Board, which is comprised entirely of independent directors, shall consider any candidates for Board membership recommended by the registrant's security holders and (2) a policy that security holders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World Financial Center, 225 Liberty Street - 11th Floor, New York, NY 10281-1008, to the attention of the Chair of the Governance Committee. Prior to February 18, 2004, the Board did not have a formalized policy with respect to consideration of security holder nominees or a procedure by which security holders may make their submissions. In addition to security holder nominees, the Governance Committee may also consider nominees recommended by independent Board members or recommended by any other Board members and is authorized under its Charter, upon Board approval, to retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance Committee may also obtain legal, financial, or other external counsel that may be necessary or desirable in the screening process.

ITEM 10.  CONTROLS AND PROCEDURES

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of July 31, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

         (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

         (A)      EXHIBIT   ATTACHED   HERETO.   (ATTACH   CODE  OF   ETHICS  AS
                  EXHIBIT)(NOT APPLICABLE TO SEMIANNUAL REPORTS)

         (B)      EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)